Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, plant and equipment

8. Property, plant and equipment

At December 31, 2019

	Land	Plant	Furniture		Exploration
	and	and	and	Under	and
	buildings	equipment	fixtures	construction	evaluation	Total

Cost
Beginning of year	$5,089,908	$2,654,944	$80,083	$63,465	$1,121,061	$9,009,461
Additions	2,327	7,179	158	65,482	65	75,211
Transfers	17,157	28,453	951	(46,561)	-	-
Change in reclamation provision [note 15]	24,883	-	-	-	-	24,883
Disposals	(923)	(3,486)	(142)	(507)	(693)	(5,751)
Effect of movements in exchange rates	(32,642)	(8,925)	(181)	(17)	(48,593)	(90,358)

End of year	5,100,710	2,678,165	80,869	81,862	1,071,840	9,013,446

Accumulated depreciation and impairment
Beginning of year	2,835,037	1,697,178	74,860	36,799	483,661	5,127,535
Depreciation charge	128,579	105,700	2,057	-	-	236,336
Change in reclamation provision [note 15]	2,732	-	-	-	-	2,732
Disposals	(225)	(2,194)	(139)	-	(639)	(3,197)
Effect of movements in exchange rates	(30,035)	(7,635)	(177)	-	(24,636)	(62,483)

End of year	2,936,088	1,793,049	76,601	36,799	458,386	5,300,923

Right-of-use assets
Beginning of year	-	-	-	-	-	-
Additions	3,517	5,768	851	-	-	10,136
Disposals	-	(9)	-	-	-	(9)
Depreciation charge	(871)	(675)	(432)	-	-	(1,978)

End of year	2,646	5,084	419	-	-	8,149

Net book value at December 31, 2019	$2,167,268	$890,200	$4,687	$45,063	$613,454	$3,720,672

At December 31, 2018

	Land	Plant	Furniture		Exploration
	and	and	and	Under	and
	buildings	equipment	fixtures	construction	evaluation	Total

Cost
Beginning of year	$5,045,112	$2,729,635	$90,817	$154,731	$1,120,280	$9,140,575
Additions	1,944	7,274	-	45,516	628	55,362
Transfers	104,760	20,044	288	(129,436)	4,344	-
Change in reclamation provision	132,317	-	-	-	-	132,317
Disposals	(186)	(7,355)	(4,714)	(1,663)	(414)	(14,332)
JV Inkai restructuring(a)	(245,882)	(109,748)	(6,624)	(5,739)	-	(367,993)
Effect of movements in exchange rates	51,843	15,094	316	56	(3,777)	63,532

End of year	5,089,908	2,654,944	80,083	63,465	1,121,061	9,009,461

Accumulated depreciation and impairment
Beginning of year	2,717,249	1,611,460	80,752	55,832	483,390	4,948,683
Depreciation charge	120,754	111,465	3,217	-	-	235,436
Transfers	13,036	6,333	(322)	(19,047)	-	-
Change in reclamation provision	59,616	-	-	-	-	59,616
Disposals	(185)	(5,853)	(4,647)	-	-	(10,685)
JV Inkai restructuring(a)	(123,919)	(38,783)	(4,441)	-	-	(167,143)
Effect of movements in exchange rates	48,486	12,556	301	14	271	61,628

End of year	2,835,037	1,697,178	74,860	36,799	483,661	5,127,535

Net book value at December 31, 2018	$2,254,871	$957,766	$5,223	$26,666	$637,400	$3,881,926

Cameco has contractual capital commitments of approximately $38,000,000 at December 31, 2019. Certain of the contractual commitments may contain cancellation clauses, however the Company discloses the commitments based on management’s intent to fulfill the contract. The majority of this amount is expected to be incurred in 2020.

(a) Effective January 1, 2018, Cameco’s ownership interest in JV Inkai was reduced to 40% resulting in JV Inkai being accounted for on an equity basis instead of proportionate consolidation (see note 11).